Commitments and Contingencies - Additional Information (Detail) $ in Thousands, € in Millions, £ in Millions, Policies in Millions, Customers in Millions			12 Months Ended
	Nov. 30, 2018 Customers	Oct. 31, 2017 EUR (€)	Dec. 31, 2020 USD ($) Policies	Dec. 31, 2020 GBP (£) Policies	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of commitments and contingencies [line items]
Litigation preliminary settlement amount granted by court | $			$ 6,000
Other provisions					€ 214	€ 309	€ 320
Sale of stock, consideration received		€ 295
Litigation provision [member]
Disclosure of commitments and contingencies [line items]
Policy holders objected to settlement					99.00%
Policy holders opting out of settlement					1.00%
Opted out shareholders value in Settlement fund			7.00%	7.00%	43.00%
Other provisions						10
Transamerica Corporation [member]
Disclosure of commitments and contingencies [line items]
Alleged actual damages andpre-judgment interest | $			$ 235
Amount of damages and interest | $			120,000
Transamerica Corporation [member] | LTCG [Member]
Disclosure of commitments and contingencies [line items]
Contractual obligations payment amount | $			$ 390,000
Atos BPS Ltd [member] | Aegon United Kingdom [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations transition and conversion charges | £				£ 21
Contractual obligations period			next two years	next two years
Contract agreement term			15-year	15-year
Number of customers | Customers	1.4
Transamerica Corporation [member]
Disclosure of commitments and contingencies [line items]
Number of revenue compensation policies | Policies			10	10
Contractual obligations transition and conversion charges | $			$ 49,000
Contractual obligations period			2021-2022	2021-2022
Transamerica Corporation [member] | Bottom of range [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations payment amount | $			$ 2,000,000
Transamerica Corporation [member] | Aegon N.V [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements					€ 1,666	0
Transamerica Corporation and Commonwealth General Corporation [member] | Aegon N.V [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements					2,249	1,618
Subsidiaries [member] | Aegon N.V [member]
Disclosure of commitments and contingencies [line items]
Securities and notes issued under commercial paper program					1,449	993
Subsidiaries [member] | Aegon N.V [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Other letter of credit agreements					€ 10	€ 0